UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       Sterne, Agee & Leach Group, Inc.
Address:    800 Shades Creek Parkway
            Suite 700
            Birmingham, AL 35209

Form 13F File Number: 028-10282

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gene Woodham
Title:   SECRETARY
Phone:   205-414-3339

Signature, Place, and Date of Signing:

			        Birmingham, Alabama                   08-10-06
-----------------------      ------------------------------      --------------
(Signature)                           (City, State)                   (Date)

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        none

Form 13F Information Table Entry Total:   133

Form 13F Information Table Value Total:   129,490 (thousands)

List of Other Included Managers:	  none

			 		  Value 	   Investment	   Voting Authority
Name of Issuer		Class	Cusip	 (X$1000)   Shares Discretion  Sole 	 Shared    None

3m			cs   88579Y101    1,594     19,730 DEFINED     5,905 		     13,825
Abbott Laboratories	cs   002824100      248      5,680 DEFINED     2,705 		      2,975
ACME United		cs   004816104      716     47,405 DEFINED			     47,405
Advantage Energy	cs   00762L101    1,168     66,945 DEFINED			     66,945
Aflac Inc.		cs   001055102      278      6,000 DEFINED			      6,000
Alltel Corp.		cs   020039103      866     13,561 DEFINED     4,358 		      9,203
Altria Group Inc.	cs   02209S103      223      3,035 DEFINED     1,475 		      1,560
Alvarion Limited	cs   M0861T100       80     13,050 DEFINED			     13,050
Amgen Inc.		cs   031162100      402      6,161 DEFINED     1,810 		      4,351
Amsouth Bancorp		cs   032165102    1,010     38,191 DEFINED    37,606 		        585
Amsouth Bancorp		cs   032165102      350     13,242 OTHER      11,720     1,522
Anadarko Petroleum	cs   032511107   14,796    310,258 DEFINED			    310,258
Annaly Mortgage Mgt	cs   035710409      241     18,800 DEFINED			     18,800
At&t Corp.		cs   00206R102    1,254     44,928 DEFINED    11,826 		     33,102
Bank Of America Corp.	cs   060505104    1,701     35,371 DEFINED    15,243 		     20,128
Bank Of NY		cs   064057102      225      7,000 DEFINED			      7,000
BB&T Corp		cs   054937107      624     14,993 DEFINED			     14,993
Bellsouth Corp.		cs   079860102      658     18,165 DEFINED    12,686 		      5,479
BHP Billiton Ltd	cs   088606108      294      6,830 DEFINED     3,910 		      2,920
Boeing Co.		cs   097023105      605      7,390 DEFINED			      7,390
Bp Amoco Plc Spons	cs   055622104      489      7,033 DEFINED     2,049 		      4,984
Bristol Myers		cs   110122108      290     11,222 DEFINED     4,830 		      6,392
C.R.Bard, Inc.		cs   067383109      366      5,000 DEFINED     5,000
Calamos Conv		cp   128117108      731     38,000 DEFINED			     38,000
Caterpillar		cs   149123101      331      4,440 DEFINED     3,420 		      1,020
Centurytel		cs   156700106      514     13,828 DEFINED    13,828
Chesapeake Energy	cs   165167107      490     16,200 DEFINED			     16,200
Chevrontexaco Corp.	cs   166764100    2,199     35,434 DEFINED    10,650 		     24,784
Chevrontexaco Corp.	cs   166764100      317      5,115 OTHER       4,210      905
Cisco Systems		cs   17275R102      622     31,830 DEFINED    15,595 		     16,235
Citigroup		cs   172967101    1,427     29,580 DEFINED     6,043 		     23,537
Coca Cola Co.		cs   191216100    2,363     54,940 DEFINED    41,290 		     13,650
Coca Cola Co.		cs   191216100      889     20,660 OTHER      20,090      570
Colgate Palmolive	cs   194162103      296      4,945 DEFINED     3,945 		      1,000
Colonial Properties	cs   195872106      380      7,700 DEFINED     2,200 		      5,500
ConocoPhillips		cs   20825C104      320      4,884 DEFINED     1,880 		      3,004
Cooper Industries Ltd.	cs   G24182100      432      4,650 DEFINED			      4,650
CSX Corp.		cs   126408103      740     10,500 DEFINED    10,500
Danaher Corp		cs   235851102      232      3,600 DEFINED     3,010 		        590
Duke Energy Co.		cs   26441C105    3,612    122,998 DEFINED			    122,998
E I Du Pont		cs   263534109      437     10,500 DEFINED			     10,500
Emerson Electric Co.	cs   291011104      588      7,020 DEFINED     2,515 		      4,505
Energizer Holdings	cs   29266R108      234      4,000 DEFINED			      4,000
Energy Conversion	cs   292659109    1,060     29,100 DEFINED			     29,100
Enerplus Resources	cs   29274D604      785     13,950 DEFINED			     13,950
Exxon Mobil Corp	cs   30231G102    3,222     52,530 DEFINED    32,425 		     20,105
Exxon Mobil Corp	cs   30231G102      666     10,849 OTHER      10,349      500
Fedex Corp.		cs   31428X106      278      2,380 DEFINED     1,805 		        575
Florida Rock		cs   341140101      415      8,362 DEFINED			      8,362
Fording Canadian Coal	cs   345425102    4,601    145,155 DEFINED	 480 		    144,675
Frontline Ltd		cs   G3682E127    3,872    102,300 DEFINED			    102,300
Genentech Inc New	cs   368710406      549      6,710 DEFINED       360 		      6,350
General Dynamics	cs   369550108      370      5,660 DEFINED     4,715 		        945
General Electric Co.	cs   369604103    3,027     91,846 DEFINED    23,850 		     67,996
General Electric Co.	cs   369604103      243      7,381 OTHER       3,081    4,300
H&Q Healthcare		cs   404052102      360     21,200 DEFINED			     21,200
Halliburton Co		cs   406216101      309      4,165 DEFINED     3,585 		        580
Harvest Energy Trust	cs   41752X101      539     18,100 DEFINED			     18,100
Hewlett Packard Co.	cs   428236103      404     12,753 DEFINED     4,840 		      7,913
Home Depot Inc.		cs   437076102    1,040     29,071 DEFINED     4,055 		     25,016
Honeywell		cs   438516106      488     12,111 DEFINED     5,310 		      6,801
IDT Corp CL B		cs   448947309      137     10,230 DEFINED			     10,230
Immucor Inc		cs   452526106      397     20,662 DEFINED			     20,662
Intel Corp.		cs   458140100      327     17,165 DEFINED     4,115 		     13,050
IBM			cs   459200101      349      4,536 DEFINED     2,494 		      2,042
J.P. Morgan Chase	cs   46625H100      490     11,658 DEFINED     7,195 		      4,463
Johnson & Johnson	cs   478160104    2,169     36,203 DEFINED     6,673 		     29,530
Johnson & Johnson	cs   478160104      225      3,763 OTHER       1,378    2,385
Keyspan Corp		cs   49337W100      278      6,882 DEFINED     6,882
Kimberly-Clark		cs   494368103      303      4,915 DEFINED     2,390 		      2,525
Laboratory Corp		cs   50540R409      360      5,790 DEFINED			      5,790
Liberty National Life	cs   531005999    1,146          1 DEFINED			          1
Liberty National Life	cs   531001998    1,251          1 DEFINED			          1
Loews Corp		cs   540424108      237      6,680 DEFINED     5,700 		        980
Lowes Co., Inc.		cs   548661107      488      8,040 DEFINED			      8,040
Marriott Intl Inc	cs   571903202      231      6,070 DEFINED     5,690 		        380
Medtronic Inc.		cs   585055106      324      6,915 DEFINED     4,165 		      2,750
MEMC Electronic		cs   552715104      443     11,800 DEFINED			     11,800
Microsoft Corp.		cs   594918104      716     30,754 DEFINED    10,080 		     20,674
Morgan Stanley		cs   617446448      267      4,231 DEFINED     3,486 		        745
Nasdaq-100 Trust Sr 1	cs   631100104      216      5,570 DEFINED			      5,570
Natural Gas Services	cs   63886Q109      165     11,000 DEFINED			     11,000
Neomedia Tech Inc	cs   640505103       12     50,000 DEFINED			     50,000
New Century Financial	cs   6435EV108      432      9,450 DEFINED			      9,450
Norfolk Southern Corp.	cs   655844108    1,691     31,768 DEFINED    30,138 		      1,630
Oceaneering Int'l	cs   675232102      399      8,700 DEFINED			      8,700
Oracle Systems Corp.	cs   68389X105      279     19,245 DEFINED    12,575 		      6,670
Owens ILL Inc		cs   690768502      270      7,700 DEFINED     7,700
Penney J C Inc		cs   708160106      353      5,230 DEFINED     2,470 		      2,760
Pepsico Inc.		cs   713448108    1,142     19,020 DEFINED     9,345 		      9,675
Pepsico Inc.		cs   713448108      298      4,970 OTHER       4,110       410 	        450
Petrofund Energy Trust	cs   71648W108    2,907    116,350 DEFINED			    116,350
Pfizer Inc.		cs   717081103      999     42,564 DEFINED    13,325 		     29,239
Ppg Industries, Inc.	cs   693506107      528      8,000 DEFINED			      8,000
Proctor & Gamble Co.	cs   742718109    4,747    130,451 DEFINED     8,261 		    122,190
Proctor & Gamble Co.	cs   742718109      221      3,980 OTHER       3,485       495
Prologis		cs   743410102      208      4,000 DEFINED			      4,000
Protective Life Corp	cs   743674103      846     18,163 DEFINED    17,363 		        800
Provident Energy Trust	cs   74386K104    2,267    183,300 DEFINED			    183,300
Public Storage		cs   74460D109      463      6,100 DEFINED			      6,100
Qualcomm		cs   747525103      489     12,215 DEFINED			     12,215
Quest Diagnostics Inc	cs   74834L100      565      9,425 DEFINED     2,990 		      6,435
Questar			cs   748356102      322      4,000 DEFINED			      4,000
Regions Financial	cs   7591EP100      592     17,864 DEFINED    13,989 		      3,875
Royal Gold Inc		cs   780287108    1,107     39,800 DEFINED			     39,800
Rural/Metro Corp	cs   781748108    1,114    159,895 DEFINED			    159,895
Savannah Bancorp Inc.	cs   804748101    1,973     52,180 DEFINED			     52,180
Southern Co.		cs   842587107      842     26,268 DEFINED    21,268 		      5,000
Southern Copper Inc	cs   84265V105    7,983     89,565 DEFINED     1,065 		     88,500
Sun Microsystems, Inc.	cs   866810104      117     28,250 DEFINED			     28,250
Superior Bancorp	cs   86806M106      231     21,000 DEFINED    21,000
Target Corp		cs   87612E106      553     11,315 DEFINED     5,375 		      5,940
Torchmark Cap Tr	ps   89102Q201      504     19,850 DEFINED			     19,850
Torchmark Corp.		cs   891027104    1,823     30,019 DEFINED    26,007 		      4,012
Transocean Offshore	cs   G90078109      647      8,050 DEFINED			      8,050
Txu Corp		cs   873168108      363      6,057 DEFINED     2,985 		      3,072
UBS REIT PMSA		cs   319000998      328          1 DEFINED         1
United Technologies	cs   913017109    1,297     20,456 DEFINED     5,325 		     15,131
Unitrin Inc.		cs   913275103      532     12,200 DEFINED			     12,200
Usec Inc		cs   90333e108      190     16,000 DEFINED			     16,000
Valero Energy Corp.	cs   91913Y100      229      3,450 DEFINED			      3,450
Verizon Comm		cs   92343V104      340     10,143 DEFINED			     10,143
Vulcan Materials Co.	cs   929160109      404      5,185 DEFINED     4,910 		        275
Wachovia Corp.		cs   929903102    1,448     26,776 DEFINED    19,776 		      7,000
Wachovia Corp.		cs   929903102    3,536     65,378 OTHER      65,378
Waddell & Reed		cs   930059100      321     15,599 DEFINED    12,430 		      3,169
Wal Mart		cs   931142103    1,718     35,655 DEFINED    25,755 		      9,900
Walgreen Co.		cs   931422109      327      7,300 DEFINED			      7,300
Walt Disney Co.		cs   254687106      560     18,688 DEFINED    15,472 		      3,216
Wellpoint Inc		cs   94973V107      640      8,800 DEFINED			      8,800
Wells Fargo Company	cs   949746101    1,227     18,288 DEFINED     6,178 		     12,110
Wipro Limited		cs   97651M109      371     28,900 DEFINED			     28,900
Wyeth			cs   983024100      355      7,977 DEFINED     4,882 		      3,095

			Grand Total	   129,490  3,442,842 	     778,960   11,087 	  2,652,795